Trade Receivables (Details) - Schedule of Trade Receivables Consist - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Trade Receivables Consist Abstract
Receivable from related parties	$ 352,424
Receivable from others	1,537,132
Less: allowance for doubtful debts (expected credit loss)	(57,832)
Total receivables	$ 1,831,724